LONG TERM DEBT (Details 7) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Due within one year	13,141	7,827
From 1 to 2 years	25,923	8,463
From 2 to 3 years	11,641	18,495
From 3 to 4 years	8,461	7,114
From 4 to 5 years	4,692	7,957
After 5 years	20,910	9,120
TOTAL	84,768	58,976